Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, net
13	Property, plant and equipment, net

	Land, building and improvements	Plant and production Equipment	Vehicles, furniture and fixtures	Wells and production facilities	Mining property	Works in progress	Exploration and evaluation assets	Others	Total
Cost
Balances at January 1, 2017	48,312	45,287	37,693	-	-	1,001	-	18,411	150,704
Purchase of property, plant and equipment	632	2,487	4,659	-	-	456	-	3,278	11,512
Disposals	-	-	(355)	-	-	-	-	(349)	(704)
Transfer	199	2,466	(2,466)	-	-	-	-	(199)	-
Transfer to Intangible	-	-	-	-	-	-	-	-	-
Translation differences	5,512	4,149	948	-	-	10	-	1,476	12,095
Balances at December 31, 2017	54,655	54,389	40,479	-	-	1,467	-	22,617	173,607
Balances at January 1, 2016	49,234	47,320	34,218	-	-	991	-	22,882	154,645
Purchase of property, plant and equipment	1,398	3,357	4,175	-	-	55	-	1,406	10,391
Disposals	(329)	-	(223)	-	-	-	-	(125)	(677)
Disposals of subsidiaries	(575)	(4,211)	(46)	-	-	-	-	(5,617)	(10,449)
Translation differences	(1,416)	(1,179)	(431)	-	-	(45)	-	(135)	(3,206)
Balances at December 31, 2016	48,312	45,287	37,693	-	-	1,001	-	18,411	150,704
Balances at January 1, 2015	52,292	50,698	42,959	140,066	34,332	5,331	44,758	42,254	412,690
Acquisitions of subsidiary (Note 26)	-	1,352	400	-	-	-	-	-	1,752
Purchase of Property plant and equipment	2,843	1,574	2,965	-	-	111	-	692	8,185
Disposals	(566)	(119)	(10,675)	-	-	(153)	-	(13,089)	(24,602)
Transfers	-	-	29	-	-	-	-	-	29
Disposals of subsidiaries	-	(68)	(104)	(140,066)	(34,332)	(4,184)	(44,758)	(2,276)	(225,788)
Translation differences	(5,335)	(6,117)	(1,356)	-	-	(114)	-	(4,699)	(17,621)
Balances at December 31, 2015	49,234	47,320	34,218	-	-	991	-	22,882	154,645
Depreciation
Accumulated at January 1, 2017	10,449	35,307	23,391	-	-	-	-	15,573	84,720
Depreciation of the year	777	3,021	3,057	-	-	-	-	1,028	7,883
Disposals	-	-	(238)	-	-	-	-	(175)	(413)
Translation differences	1,208	4,048	17	-	-	-	-	1,661	6,934
Accumulated at December 31, 2017	12,434	42,376	26,227	-	-	-	-	18,087	99,124
Accumulated at January 1, 2016	9,911	34,249	21,217	-	-	-	-	17,579	82,956
Depreciation of the year	921	2,497	2,643	-	-	-	-	1,484	7,545
Disposals	-	-	(209)	-	-	-	-	-	(209)
Disposals of subsidiaries	-	(499)	(11)	-	-	-	-	(2,956)	(3,466)
Other	(28)	-	-	-	-	-	-	(113)	(141)
Translation differences	(355)	(940)	(249)	-	-	-	-	(421)	(1,965)
Accumulated at December 31, 2016	10,449	35,307	23,391	-	-	-	-	15,573	84,720
Accumulated at January 1, 2015	9,958	34,197	25,877	101,117	20,243	-	-	30,037	221,429
Depreciation of the year	1,023	3,433	1,490	-	-	-	-	1,862	7,808
Disposals	-	(12)	(5,387)	-	-	-	-	(10,413)	(15,812)
Disposals of subsidiaries	-	-	(5)	(101,117)	(20,243)	-	-	(641)	(122,006)
Translation differences	(1,070)	(3,369)	(758)	-	-	-	-	(3,266)	(8,463)
Accumulated at December 31, 2015	9,911	34,249	21,217	-	-	-	-	17,579	82,956
Net balances at December 31, 2017	42,221	12,013	14,252	-	-	1,467	-	4,530	74,483
Net balances at December 31, 2016	37,863	9,980	14,302	-	-	1,001	-	2,838	65,984
Net balances at December 31, 2015	39,323	13,071	13,001	-	-	991	-	5,303	71,689